Prepaid Expenses and Other Current Assets, Net - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Doubtful Accounts [Abstract]
Balance as of the beginning of the year	$ (73,196)
Addition		(74,833)
Reversal	76,538
Exchange difference	(3,342)	1,637
Balance as of the end of the year		$ (73,196)